Contents of Significant Accounts - Bonds Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about bonds [Line Items]
Bonds payable		$ 41,378,182	$ 48,517,631
Less: Current portion		(2,499,235)	(24,841,770)
Net	$ 1,270,139	38,878,947	23,675,861
Discounts on bonds payable [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable		(518,150)	(878,701)
Unsecured domestic bonds payable [member] | Cost [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable		23,700,000	31,200,000
Unsecured convertible bonds payable [member] | Cost [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable		$ 18,196,332	$ 18,196,332